ACQUISITION OF BUSINESSES - BHI Energy (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	May 27, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about business combination [line items]
Revenues		$ 14,626	$ 11,235	$ 28,098	$ 21,064
Net income (loss)		294	(29)	313	1,738
Business services
Disclosure of detailed information about business combination [line items]
Revenues		9,145	7,679	17,419	13,581
Industrials
Disclosure of detailed information about business combination [line items]
Revenues		$ 3,679	$ 2,551	7,349	$ 5,367
BHI Energy | Business services
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Identifiable intangible assets recognised as of acquisition date	$ 325
Goodwill recognised as of acquisition date	320
Acquisition-related costs	$ 4
BHI Energy | Business services | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 741
BHI Energy | Industrials
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	21
Net other assets recognised as of acquisition date	153
Deferred tax liabilities recognised as of acquisition date	78
Revenues				75
Net income (loss)				1
BHI Energy | Industrials | Pro forma
Disclosure of detailed information about business combination [line items]
Revenues				570
Net income (loss)				$ 2
BHI Energy | Industrials | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Non-controlling interest in acquiree recognised at acquisition date	$ 122